FINANCIAL INSTRUMENTS - Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	$ 3	$ 2
Liability Derivatives	32	78
Total derivatives not designated as hedging instruments
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	2	1
Liability Derivatives	7	7
Commodity contracts | Other assets
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	2	1
Commodity contracts | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Liability Derivatives	7	7
Total derivatives classified as hedging instruments
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	1	1
Liability Derivatives	25	71
Interest rate contracts | Other assets
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	1	1
Interest rate contracts | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Liability Derivatives	0	0
Commodity contracts | Other assets
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	0	0
Commodity contracts | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Liability Derivatives	$ 25	$ 71